Offerings	Sep. 10, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per share
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 11,225,400.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,718.61
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, preferred stock, debt securities and warrants to purchase common stock, preferred stock and debt securities as shall have an aggregate initial offering price not to exceed $50,000,000. The securities registered also include such indeterminate amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount at maturity as shall result in an aggregate offering price not to exceed $50,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any shares of common stock, preferred stock, or principal amounts of debt securities so issued upon conversion or exchange. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock, preferred stock, debt securities, warrants, and units as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. The aggregate amount of the registrant's common stock, preferred stock, debt securities and/or warrants registered hereunder that may be sold in "at the market" offerings for the account of the registrant is limited to that which is permissible under Rule 415(a)(4) under the Securities Act.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-267286
Carry Forward Initial Effective Date	Sep. 15, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 38,774,600.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-267286
Carry Forward Initial Effective Date	Sep. 15, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,594.41
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $38,774,600 registered hereunder are unsold securities (the "Unsold Securities") previously covered by the registrant's registration statement on Form S-3 (File No. 333-267286) which was initially filed with the Securities and Exchange Commission on September 2, 2022, and declared effective on September 15, 2022 (the "Prior Registration Statement"), and are included in this registration statement. The registrant paid a filing fee of $4,635.00 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the registrant may continue to offer and sell under the Prior Registration Statement, the Unsold Securities being registered hereunder. The registrant is also registering new securities on this registration statement with an aggregate initial offering price of $11,225,400 (the "New Securities"), which aggregate offering price is not specified as to each class of securities in reliance upon Rule 457(o) promulgated under the Securities Act. In connection therewith a filing fee of $1,718.61 with respect to the New Securities is being paid in connection with the filing of this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities under the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.